Statements of Changes in Equity - CHF (SFr) SFr in Thousands	Total	Share Capital [Member]	Share Premium [Member]	Accumulated Losses [Member]
Balance, beginning of period at Dec. 31, 2016	SFr 142,380	SFr 1,135	SFr 188,166	SFr (46,921)
Net income/(loss) for the period	(26,411)	0	0	(26,411)
Other comprehensive loss	(780)	0	0	(780)
Total comprehensive income/(loss), net of tax	(27,191)	0	0	(27,191)
Share-based payments	1,579	0	0	1,579
Proceeds from IPO net of underwriting fees	0
Issuance of shares:
Restricted Share Awards	0	0	74	(74)
Exercise of options	71	12	59	0
Balance, end of period at Dec. 31, 2017	116,839	1,147	188,299	(72,607)
Net income/(loss) for the period	(50,951)	0	0	(50,951)
Other comprehensive loss	(302)	0	0	(302)
Total comprehensive income/(loss), net of tax	(51,253)	0	0	(51,253)
Share-based payments	2,518	0	0	2,518
Proceeds from IPO net of underwriting fees	111,529	200	111,329	0
Issuance of shares:
Restricted Share Awards	1	1	535	(535)
Exercise of options	4	3	1	0
Transaction offering costs	(2,015)	0	(2,015)	0
Balance, end of period at Dec. 31, 2018	177,623	1,351	298,149	(121,877)
Net income/(loss) for the period	45,442	0	0	45,442
Other comprehensive loss	(1,304)	0	0	(1,304)
Total comprehensive income/(loss), net of tax	44,138	0	0	44,138
Share-based payments	2,834	0	0	2,834
Proceeds from IPO net of underwriting fees	0
Issuance of shares:
Conversion of note agreement, net of transaction costs	47,778	73	47,705	0
Restricted Share Awards	1	1	616	(616)
Exercise of options	68	12	56	0
Balance, end of period at Dec. 31, 2019	SFr 272,442	SFr 1,437	SFr 346,526	SFr (75,521)